Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Stockholders' Equity (Tables)
Summary of warrants outstanding
	Number of shares	Weighted average remaining life (years)	Weighted average exercise price
Warrants outstanding, August 31, 2017	64,887	1.5	$119.60
Issued	30,526	5.3	$99.60
(Exercised)	(938)	1.2	80.00
(Cancelled)	-	-	-
(Expired)	-	-	-
Warrants outstanding, August 31, 2018	94,475	2.13	$113.60
Issued	74,390	5.0	$70
(Exercised)	(6,688)	0.45	98.80
(Cancelled)	-	-	-
(Expired)	(54,761)	-	114.80
Warrants outstanding, August 31, 2019	107,416	4.42	$74.80

Summary of information about warrants outstanding

	Exercise price	Warrants Outstanding	Weighted average life of outstanding warrants in years
March 2019 Notes Warrants	$70.00	74,390	4.3
June 2018 Notes Warrants	$70.00	30,526	3.5
2017 PIPE Warrants	$276.00	2,500	2.6
		107,416	4.0

	Exercise price	Warrants Outstanding	Weighted average life of outstanding warrants in years
March 2019 Notes Warrants	$70	74,390	4.6
June 2018 Notes Warrants	$70	30,526	3.8
2017 PIPE Warrants	$276.00	2,500	2.9
		107,416	4.4